Condensed Consolidated Statements of Income (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Interest Income
Loans, including fees	$ 2,109,000	$ 2,185,000	$ 4,173,000	$ 4,382,000
Securities available for sale
Taxable	227,000	174,000	445,000	378,000
Exempt from federal income tax	109,000	183,000	222,000	381,000
Interest-bearing deposits with financial institutions	245,000	236,000	503,000	491,000
Other	7,000	9,000	16,000	15,000
Total interest and dividend income	2,697,000	2,787,000	5,359,000	5,647,000
Interest expense
Interest-bearing demand deposits	24,000	45,000	50,000	98,000
Money market savings accounts	6,000	14,000	12,000	28,000
Savings deposits	9,000	13,000	16,000	29,000
Time deposits	372,000	491,000	765,000	1,002,000
Borrowings		16,000	5,000	37,000
Total interest expense	411,000	579,000	848,000	1,194,000
NET INTEREST INCOME	2,286,000	2,208,000	4,511,000	4,453,000
Provision for loan losses	100,000	270,000	400,000	540,000
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	2,186,000	1,938,000	4,111,000	3,913,000
Noninterest Income
Service fees	163,000	182,000	307,000	377,000
Trust and farm management fees	135,000	135,000	270,000	270,000
Mortgage servicing income, net	66,000	65,000	117,000	127,000
Net realized gains (losses) on available for sale securities	2,000	52,000	(8,000)	78,000
Other	156,000	171,000	338,000	352,000
Total noninterest income	522,000	605,000	1,024,000	1,204,000
Noninterest Expense
Salaries and employee benefits	1,196,000	1,166,000	2,360,000	2,320,000
Occupancy and equipment	300,000	304,000	611,000	610,000
Data processing	140,000	127,000	272,000	252,000
Insurance	139,000	177,000	277,000	348,000
Professional fees	154,000	151,000	266,000	276,000
Amortization of core deposit intangible	36,000	36,000	73,000	73,000
Other real estate owned, net	371,000	121,000	577,000	193,000
Other	213,000	366,000	456,000	589,000
Total noninterest expense	2,549,000	2,448,000	4,892,000	4,661,000
INCOME BEFORE INCOME TAXES	159,000	95,000	243,000	456,000
Income tax expense (benefit)		(43,000)	(47,000)	10,000
NET INCOME	$ 159,000	$ 138,000	$ 290,000	$ 446,000
Earnings per share - basic	$ 0.25	$ 0.21	$ 0.45	$ 0.69
Earnings per share - diluted	$ 0.25	$ 0.21	$ 0.45	$ 0.69
Dividends per share	$ 0.00	$ 0.54	$ 0.00	$ 0.54